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                                                                         ORBITEX
                                                                  GROUP OF FUNDS


                       Supplement dated September 5, 2001
                      to Prospectus dated September 4, 2001



The Orbitex Cazenove International Fund, Orbitex Medical Sciences Fund, and Orbitex Emerging Technology Fund are currently not available for purchase.

                               * * * * * * * * * *

Class C Shares of Orbitex Energy & Basic Materials Fund are currently not available for purchase.